the RODNEY SQUARE
                                    STRATEGIC
                                    FIXED-INCOME
                                    FUND

                                [GRAPHIC OMITTED]

                                  ANNUAL REPORT

                                  JUNE 30, 1999

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    PRESIDENT'S MESSAGE
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DEAR SHAREHOLDER:

   The management of the Rodney Square Strategic Fixed-Income Fund (the "Fund") is pleased to report to you on the Fund's activity for the fiscal period ended June 30, 1999. This past spring the trustees of the fund recommended that we take advantage of some cost saving opportunities by combining the Fund with two other mutual fund families to form one larger fund. By doing this we can enjoy overall lower costs and an expanded number of investment products available through one fund family. But, more importantly we can benefit from the investment expertise offered by two affiliates of Wilmington Trust Company -- Cramer, Rosenthal, McGlynn and Roxbury Capital Management. The reorganization is expected to occur later this year, subject to such approvals of shareholders of the fund and the two other mutual fund families as may be required. Due to the change in the fiscal year end of the Fund to June 30, this report covers the period from the last fiscal year end, October 31, 1998, to June 30, 1999.

PERFORMANCE REVIEW

   The Rodney Square Short/Intermediate Bond Portfolio had a total return of -0.27% from November 1, 1998 to June 30, 1999. This return consisted of a decrease in net asset value per share from $13.38 on October 31, 1998 to $12.85 at the end of June plus distributions per share of $0.50. The Portfolio's performance exceeded the reported return of -0.53% for the Merrill Lynch 1-10 Year U. S. Treasury Index over this eight month period. The Merrill Lynch 1-10 Year U. S. Treasury Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years. Wilmington Trust Company, the Portfolio's advisor, has continued to assist the Portfolio's return by limiting total expenses of the Portfolio to 0.55%.

   The Rodney Square Intermediate Bond Portfolio had a total return of -1.52% from November 1, 1998 to June 30, 1999. This return consisted of a decrease in net asset value per share from $10.19 on October 31, 1998 to $9.63 at the end of June plus distributions per share of $0.41. The Portfolio's performance exceeded the reported return of -2.22% for the Merrill Lynch U. S. Treasury Master Index over this eight month period. The Merrill Lynch U. S. Treasury Master Index is an unmanaged index of fixed rate coupon bearing U.S. Treasury Securities with a maturity range of 1 to 30 years. Wilmington Trust Company, the Portfolio's advisor, has continued to assist the Portfolio's return by limiting total expenses of the Portfolio to 0.55% its of average daily net assets.

   The Rodney Square Municipal Bond Portfolio had a total return of -0.30% from November 1, 1998 to June 30, 1999. This return consisted of a decrease in net asset value per share from $12.94 on October 31, 1998 to $12.48 at the end of June plus distributions per share of $0.42. The Portfolio's performance exceeded the reported return of -.55% for the Merrill Lynch Intermediate Municipal Index over this eight month period. The Merrill Lynch Intermediate Municipal Index is an unmanaged weighted index including investment grade tax-exempt bonds with a maturity range of 0 to 22 years. Wilmington Trust Company, the Portfolio's advisor, has continued to assist the Portfolio's return by limiting total expenses of the Portfolio to 0.75% of its average daily net assets.

ECONOMIC ENVIRONMENT

   The period covered by this report coincides with one of the most severe bear markets seen in the bond market in quite some time. At the height of the global financial crisis last fall, interest rates had dropped to the lowest levels seen in a generation. At the end of October 1998, the ten-year U. S. Treasury yielded 4.75%. However, with the Federal Reserve having stepped in to lower short-term rates, the healing process was underway and bond yields headed higher as they eliminated the "flight to safety" discount built into their yields. The non-Treasury sectors of the market also benefited as the enormously wide yield spreads created in the fall of '98 returned to more normal differentials.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
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    PRESIDENT'S MESSAGE -- CONTINUED
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   As the new year began, many expected the international crisis to still cause our domestic economy to slow down and lead to lower rates. However, as events unfolded, the domestic economy refused to buckle and Fed Chairman Greenspan confirmed this at his February Humphrey-Hawkins Testimony where he eliminated any prospect of cutting rates further.

   The second quarter however, saw the market tone sour again as our domestic economy showed no signs of slowing down. With GDP growth in excess of 4.0% and the April CPI figure showing a monthly increase of 0.7%, the Fed's patience wore out and they instituted a tightening bias at their May meeting that led to a decision to raise short term interest rates 25 basis points as the quarter ended. Rates rose approximately 62 basis points through the intermediate part of the curve. With the Fed showing their determination to slow the economy, the credit sensitive sectors of the market under performed during the quarter. Spread levels on 10 year AA industrials widened by about 15 basis points during the quarter returning to roughly the same levels from which they started the year.

   From October of 1998 to June of 1999, the ten-year U. S. Treasury yield rose over 100 basis points or by almost 22%. The percentage increase in yields since the height of last year's economic crisis is similar to that seen in the bear markets of 1994 and 1987, two of the worst bear markets we have experienced in recent history.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

THE SHORT/INTERMEDIATE AND INTERMEDIATE BOND PORTFOLIOS

   The Short/Intermediate Portfolio is designed to give shareholders broad exposure to the dynamics of the 1 to 10 year term bond market with a stable flow of income and minimization of risk. The Intermediate Bond Portfolio seeks to accomplish the same objective but gives investors a broader exposure to the intermediate and longer term parts of the yield curve. These goals are accomplished by applying a disciplined and systematic investment process to actively manage a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors.

   Both Portfolios have been managed with similar investment strategies over the past eight months. At the start of the international economic crisis last year, the Portfolios were positioned to enhance returns through higher yielding corporate, mortgage and asset-backed holdings. These sectors under performed during the crisis as investors sought the safety of U. S. Treasuries over credit sensitive parts of the market. We felt that the markets would ultimately return to more normal conditions and adopted a patient stance to hold onto our positions. This proved to be the proper course as the crisis abated and the yield spreads on credit sensitive sectors tightened.

   We entered the year anticipating that the Fed would remain on hold and that led us to reduce the interest rate sensitivity of the Portfolios. The corporate bond market was very strong during the first part of the year and allowed our over weight positions in these sectors of the market to continue to perform very well. We continued our defensive interest rate posture during the second quarter of 1999 allowing us to complete the first half of the year on a strong relative basis to our indices.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
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    PRESIDENT'S MESSAGE -- CONTINUED
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   The following graph compares the Short/Intermediate Bond Portfolio, the Merrill Lynch 1-10 Year U.S. Treasury Index ("ML 1-10 Yr.") and the Consumer Price Index ("CPI"), since the Portfolio's commencement of operations on April 2, 1991. In 1999, the Short/Intermediate Bond Portfolio's fiscal year end changed from December 31 to June 30. Therefore, account values have been presented at June 30, 1999, and as of June 30 in each prior year.

                       SHORT/INTERMEDIATE BOND PORTFOLIO
      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

     Average Annual Total Return
---------------------------------------
          1 Year    5 Year    Inception
          ------    ------    ---------
Fund       3.4%      6.6%        6.7%
Index      4.5%      6.9%        7.1%
CPI        2.0%      2.4%        2.6%

                                [GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                    Merrill Lynch
            Short Intermediate        1-10 Year
              Bond Portfolio     U.S. Treasury Index    Consumer Price Index
04/02/91         $10,000              $10,000               $10,000
06/30/91          10,128               10,173                10,074
06/30/92          11,364               11,474                10,385
06/30/93          12,474               12,632                10,697
06/30/94          12,405               12,617                10,963
06/30/95          13,657               13,852                11,296
06/30/96          14,248               14,529                11,607
06/30/97          15,220               15,533                11,874
06/30/98          16,508               16,846                12,073
06/30/99          17,076               17,604                12,310
-----------------------
* PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY ("WTC") OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE VALUES SHOWN REFLECT A HYPOTHETICAL INITIAL INVESTMENT OF $10,000 WITH DIVIDENDS REINVESTED. RETURNS ARE HIGHER DUE TO WTC'S MAINTENANCE OF THE PORTFOLIO'S EXPENSES. SEE FINANCIAL HIGHLIGHTS ON PAGE 23.

   The following graph compares the Intermediate Bond Portfolio and its predecessor, the Bond Fund (a collective investment fund), with that of the Merrill Lynch U.S. Treasury Master Index ("ML U.S. Treasury") and the Consumer Price Index ("CPI"), since the Portfolio's commencement of operations on December 31, 1990. The Bond Fund's performance has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Intermediate Bond Portfolio (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The Bond Fund was not registered as a mutual fund under the Investment Act of 1940 (the "1940 Act") and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Bond Fund had been registered under the 1940 Act, its performance may have been different. In 1999, the Intermediate Bond Portfolio's fiscal year end changed from December 31 to June 30. Therefore, account values have been presented at June 30, 1999, and as of June 30 in each prior year.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
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    PRESIDENT'S MESSAGE -- CONTINUED
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                          INTERMEDIATE BOND PORTFOLIO
      COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT*

           Average Annual Total Return
------------------------------------------------
                                     Since
          1 Year    5 Year    Inception 12/31/90
          ------    ------    ------------------
Fund       2.1%      7.1%            7.3%
Index      3.1%      7.6%            8.0%
CPI        2.0%      2.4%            2.7%

                                [GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Bond Fund
            (12/31/90-6/28/98)
              Intermediate
             Bond Portfolio       Merrill Lynch         Consumer
            (6/29/98-6/30/99)     U.S. Treasury        Price Index
12/31/90         $10,000            $10,000             $10,000
06/30/91          10,231             10,501              10,235
06/30/92          11,667             11,938              10,551
06/30/93          13,174             13,485              10,868
06/30/94          12,855             13,304              11,139
06/30/95          14,450             14,908              11,478
06/30/96          14,964             15,573              11,794
06/30/97          16,028             16,718              12,065
06/30/98          17,772             18,610              12,268
06/30/99          18,142             19,178              12,508
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* PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN THE PORTFOLIO IS NEITHERINSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE VALUES SHOWNREFLECT A HYPOTHETICAL INITIAL INVESTMENT OF $10,000 WITH DIVIDENDS REINVESTED. RETURNS ARE HIGHER DUE TO WTC'S MAINTENANCE OF THE PORTFOLIO'S EXPENSES. SEE FINANCIAL HIGHLIGHTS ON PAGE 24.

THE MUNICIPAL BOND PORTFOLIO

   The Municipal Bond Portfolio is an intermediate duration, high quality fund designed to produce a high level of income that is exempt from federal income taxes while seeking preservation of capital. The basic strategy of the Portfolio is to identify and purchase the undervalued sectors of the municipal market. The Portfolio will normally be fully invested with an average maturity in the 5 to 10 year range.

   After largely resisting the downward pull of the Treasury market in the first quarter of 1999, municipal bond prices finally succumbed in the second quarter. The middle range of the yield curve has seen the greatest increase in rates. Whereas yields on bonds due in 20 years rose by about 30 basis points, those due in 10 years rose by 50 basis points. This shift reflects the fact that insurance companies, which typically prefer intermediate bonds, have remained on the sidelines for much of the year. The other story in the municipal market is supply, which is down 27% versus last year. Despite the low volume, municipal yields remain relatively attractive to taxables due to somewhat anemic demand.

   The municipal yield curve remains steep in the 5 to 12 year range. We continued to lengthen the Portfolio, moving to a more neutral duration position of 5.24 years versus the Merrill Lynch Intermediate Index's duration of 5.28 years. We executed this strategy by selling bonds in the 5 to 7 year range, and purchasing bonds in the 10 to 12 year range.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
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    PRESIDENT'S MESSAGE -- CONTINUED
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   In addition to increasing the maturity of the Portfolio, we increased the yield, but did not sacrifice credit quality or coupon income.

   Following is a graph that illustrates the performance of the Municipal Bond Portfolio, the Merrill Lynch Intermediate Municipal Index ("ML Muni Index") and the Consumer Price Index ("CPI"), since the Portfolio's commencement of operations on November 1, 1993. In 1999, the Municipal Bond Portfolio's fiscal year end changed from December 31 to June 30. Therefore, account values have been presented at June 30, 1999, and as of June 30 in each prior year.


                            MUNICIPAL BOND PORTFOLIO
       COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10.000 INVESTMENT*

       Average Annual Total Return
---------------------------------------
          1 Year    5 Year    Inception
          ------    ------    ---------
Fund       2.2%      5.6%        4.5%
Index      2.7%      6.2%        5.0%
CPI        2.0%      2.4%        2.4%

                                [GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 Merrill Lynch
              Municipal Bond      Intermediate        Consumer
                Portfolio       Municipal Index     Price Index
10/31/93        $10,000             $10,000           $10,000
06/30/94          9,745               9,754            10,158
06/30/95         10,321              10,589            10,467
06/30/96         11,067              11,185            10,755
06/30/97         11,773              11,970            11,002
06/30/98         12,543              12,839            11,187
06/30/99         12,818              13,187            11,406
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* PAST PERFORMANCE IS NOT NECESSARILY INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUTION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THE VALUES SHOWN REFLECT A HYPOTHETICAL INITIAL INVESTMENT OF $10,000 WITH DIVIDENDS REINVESTED. RETURNS ARE HIGHER DUE TO WTC'S MAINTENANCE OF THE PORTFOLIO'S EXPENSES. SEE FINANCIAL HIGHLIGHTS ON PAGE 25.

   We invite your comments and questions and thank you for your investment in the The Rodney Square Strategic Fixed-Income Fund. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                                          Sincerely,

                                                          /S/ROBERT J. CHRISTIAN

                                                          Robert J. Christian
   August 14, 1999                                        President

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/SHORT/INTERMEDIATE BOND PORTFOLIO
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    INVESTMENTS / JUNE 30, 1999
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                         MOODY'S/S&P      PRINCIPAL         VALUE
                                                                           RATINGS*         AMOUNT         (NOTE 2)
                                                                       ----------------  ------------    ------------
CORPORATE BONDS -- 34.7%
  BANKS -- 4.7%
     Amsouth Bank of Alabama, 6.45%, 02/01/18 ....................... .      A1/A-       $  250,000     $  237,500
     Bank of New York Co., Inc., 8.50%, 12/15/04 .................... .      A2/A           400,000        430,000
     BankAmerica Corp., 6.75%, 09/15/05 ............................. .      Aa3/A          250,000        246,875
     Canadian Imperial Bank of Commerce, New York, 6.20%, 08/01/00 .. .     Aa3/AA-         500,000        501,352
     National City Bank Cleveland, 6.50%, 05/01/03 .................. .      A1/A         1,200,000      1,206,000
     St. George Bank, Ltd., 7.15%, 06/18/07 ......................... .     Baa1/A-         750,000        744,375
     Union Bank Switzerland, New York, 7.25%, 07/15/06 .............. .     Aa2/AA          800,000        805,000
                                                                                                        ----------
                                                                                                         4,171,102
                                                                                                        ----------
  FINANCIAL -- 15.2%
     Abbey National PLC, 6.69%, 10/17/05 ..............................     Aa3/AA-         675,000        665,719
     Associates Corp., NA, 8.55%, 07/15/99 ............................     Aa3/AA-         700,000        770,875
     Associates Corp., NA, 6.75%, 08/01/01 ............................     Aa3/AA-         900,000        909,000
     Bear Stearns Co., Inc., 6.63%, 10/01/04 ..........................      A2/A           850,000        836,187
     Commercial Credit Co., 8.70%, 06/15/99 ...........................     Aa3/A+          850,000        942,437
     Crestar Financial Corp., 6.50%, 01/15/08 .........................      A2/A           700,000        681,625
     First Chicago, 7.63%, 01/15/03 ...................................      A1/A           400,000        411,500
     First Union Corp., 6.82%, 08/01/06 ...............................      A2/A-          200,000        202,276
     Ford Motor Credit Co., 7.00%, 09/25/01 ...........................      A1/A           400,000        405,500
     Ford Motor Credit Co., 7.75%, 11/15/02 ...........................      A1/A           300,000        310,875
     General Electric Capital Corp., 8.13%, 05/15/12 ..................     Aaa/AAA         250,000        275,312
     General Motors Acceptance Corp., 7.00%, 08/15/01 .................      A2/A         1,650,000      1,670,625
     Lehman Brothers Holdings, Inc., 6.50%, 10/01/02 ..................     Baa1/A          600,000        589,500
     Lehman Brothers Holdings, Inc., 7.38%, 05/15/04 ..................     Baa1/A          700,000        706,125
     Lehman Brothers Holdings, Inc., 6.63%, 02/05/06 ..................     Baa1/A          725,000        694,188
     Merrill Lynch & Co., Inc. Sr. Notes, 6.00%, 02/17/09 .............     Aa3/AA-         800,000        738,000
     Morgan Stanley, Dean Witter, Discover & Co., 6.75%, 03/04/03 .....     Aa3/A+          950,000        955,938
     Norwest Financial, Inc., 6.38%, 11/15/01 .........................     Aa3/A+          750,000        750,938
     Pitney Bowes Credit Corp., 6.63%, 06/01/02 .......................     Aa3/AA          800,000        809,000
     USL Capital Corp., 5.79%, 01/23/01 ...............................      A1/A           300,000        297,750
                                                                                                        ----------
                                                                                                        13,623,370
                                                                                                        ----------
  INDUSTRIAL -- 6.4%
     Allied Signal, 8.00%, 05/15/06 ...................................      A2/A           500,000        525,175
     Amoco Co., 6.25%, 10/15/04 .......................................     Aa1/AAA         400,000        397,500
     Anheuser Busch Cos., 5.38%, 09/15/08 .............................      A1/A+          400,000        366,500
     Bausch & Lomb, Inc., 6.38%, 08/01/03 .............................    Baa2/BBB         500,000        486,250
     Coca Cola Put Asset Trust, 6.00%, 03/15/01 .......................      A3/A+          750,000        746,250
     Elf Aquitane, 8.00%, 10/15/01 ....................................     Aa3/AA-         300,000        311,250
     Ingersoll Rand, 6.02%, 02/15/01 ..................................      A3/A-          700,000        699,027
     J Seagram & Sons, 6.25%, 12/15/01 ................................    Baa3/BBB-        600,000        597,000
     Nabisco, Inc., 6.00%, 02/15/01 ...................................    Baa2/BBB         500,000        496,250
     Nabisco, Inc., 6.13%, 02/01/03 ...................................    Baa2/BBB       1,100,000      1,071,125
                                                                                                        ----------
                                                                                                         5,696,327
                                                                                                        ----------


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/SHORT/INTERMEDIATE BOND PORTFOLIO
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    INVESTMENTS -- CONTINUED
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                                                                         MOODY'S/S&P      PRINCIPAL         VALUE
                                                                           RATINGS*         AMOUNT         (NOTE 2)
                                                                       ----------------  ------------    ------------
 NATIONAL GOVERNMENT -- 1.5%
     Korea Export - Import Bank, 7.10%, 03/15/02 ......................    Baa3/BBB-     $  600,000    $   594,750
     Republic of Korea, 8.75%, 04/15/03 ...............................    Baa3/BBB-        750,000        783,750
                                                                                                       -----------
                                                                                                         1,378,500
                                                                                                       -----------
  TELECOMMUNICATIONS -- 3.9%
     Cable & Wireless Communications, 6.63%, 03/06/05 .................     Baa1/A-       1,000,000        975,000
     GTE Southwest, Ser. 1993B, 6.54%, 12/01/05 .......................     A2/AA-        1,000,000        982,500
     Northwestern Bell Telephone Co., 9.50%, 05/01/00 .................      A2/A+          500,000        513,750
     United Telecom, 9.50%, 04/01/03 ..................................    Baa1/BBB         900,000        986,625
                                                                                                       -----------
                                                                                                         3,457,875
                                                                                                       -----------
  TRANSPORTATION -- 0.6%
     Norfolk Southern Corp., 7.35%, 05/15/07 ..........................    Baa1/BBB+        500,000        510,625
                                                                                                       -----------
  UTILITIES -- 2.4%
     Central Illinois Public Services, 6.73%, 06/01/01 ................     Aa2/AA-         700,000        709,625
     Hawaiian Electric Industry, 6.49%, 06/12/02 ......................    Baa2/BBB         550,000        545,188
     Ohio Power Co., Ser. 1997A, 6.73%, 11/01/04 ......................     Baa1/A-         400,000        399,000
     Oklahoma Gas & Electric, 6.50%, 07/15/04 .........................     Aa3/AA-         500,000        504,375
                                                                                                       -----------
                                                                                                         2,158,188
                                                                                                       -----------
         TOTAL CORPORATE BONDS (COST $31,645,637) .................................................     30,995,987
                                                                                                       -----------

ASSET BACKED SECURITIES -- 18.1%
     Advanta Mortgage Loan Trust, Ser. 1996-1, Cl. A6, 6.73%, 08/25/23      Aaa/AAA         500,000        475,719
     Advanta Mortgage Loan Trust, Ser.1993-3, Cl. A5, 5.55%, 01/25/25 .     Aaa/AAA         107,371        102,163
     AFC Home Equity Loan Trust, Ser. 1996-2, Cl. A4,
        7.74%, 07/07/99 ...............................................     Aaa/AAA       1,699,640      1,680,006
     Contimortgage Home Equity Loan Trust Ser. 1998-2, Cl. A5,
        6.28%, 09/15/16 ...............................................     Aaa/AAA         800,000        792,248
     Contimortgage Home Equity Loan Trust, Ser. 1996-1, Cl. A6,
        6.69%, 01/15/16 ...............................................     Aaa/AAA         499,996        518,805
     Crown Home Equity Loan Trust, Ser. 1996-1, Cl. A4,
        7.15%, 08/25/12 ...............................................     Aaa/AAA       1,000,000        962,411
     Federal National Mortgage Association Notes, Ser. 1995-W1, Cl. A6,
        8.10%, 04/25/25 ...............................................                   1,371,502      1,399,366
     First Plus Home Loan Trust, Ser. 1996-2, Cl. A6, 7.85%, 08/20/13 .     Aaa/AAA         499,851        511,727
     First Sierra Equipment Contact Trust, Ser. 1998-1, Cl. A4,
        5.63%, 08/12/04 ...............................................     Aaa/AAA         700,000        684,292
     Fund America Investors Corp. II, Ser. 1993-F, Cl. A1,
        5.40%, 09/25/09 ...............................................     Aaa/AAA          30,303         29,209
     General Electric Capital Mortgage Services, Inc., Ser. 1996-HE2,
        Cl. A5, 7.94%, 06/25/14 .......................................     Aaa/NR        1,000,000      1,002,652
     Green Tree Financial Corp., Ser. 1995-2, Cl. A6, 8.30%, 05/15/26 .     Aaa/AAA         925,000        973,294
     Green Tree Home Improvement Loan Trust, Ser. 1996-F, Cl. HEA3,
        6.90%, 01/15/28 ...............................................     NR/AAA          425,000        428,241
     Green Tree Lease Finance, Ser. 1997-1, Cl. A3, 6.17%, 09/20/05 ...     NR/AAA          808,318        806,709
     IMC Home Equity Loan Trust, Ser. 1997-5, Cl. A7, 6.90%, 01/20/22 .     Aaa/AAA         900,000        899,028


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/SHORT/INTERMEDIATE BOND PORTFOLIO
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    INVESTMENTS -- CONTINUED
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                                                                         MOODY'S/S&P      PRINCIPAL         VALUE
                                                                           RATINGS*         AMOUNT         (NOTE 2)
                                                                       ----------------  ------------    ------------
     MBNA Master Credit Card Trust, Ser. 1995-F, Cl. A,
       6.60%, 01/15/03 ................................................    Aaa/AAA       $  800,000    $   807,200
    Oakwood Mortgage Investors, Inc., Ser. 1998-B, Cl. A2,
       6.15%, 07/15/11 ................................................     NR/AAA          900,000        900,057
    Sears Credit Account Master Trust, Ser. 1995-2, Cl. A,
       8.10%, 06/15/04 ................................................    Aaa/AAA          633,333        645,100
    The Money Store Home Equity Trust, Ser. 1992-D2, Cl. A3,
       7.55%, 01/15/18 ................................................    Aaa/AAA          332,483        345,725
    The Money Store Home Equity Trust, Ser. 1996-B, Cl. A8,
       7.91%, 05/15/24 ................................................    Aaa/AAA          750,000        759,255
    UCFC Home Equity Loan, Ser. 1998-B, Cl. A2, 6.01%, 09/15/14 .......    Aaa/AAA        1,000,000        980,343
    Vanderbilt Mortgage Finance, Ser. 1996-A, Cl. A3, 6.85%, 04/07/26       Aaa/NR          500,000        497,321
                                                                                                       -----------
         TOTAL ASSET BACKED SECURITIES (COST $16,439,112) .........................................     16,200,871
                                                                                                       -----------

MORTGAGE-BACKED SECURITIES** -- 5.6%
     Federal Home Loan Mortgage Corp., 2073 PJ, 6.00%, 10/15/23 ...................         500,000        482,510
     Federal Home Loan Mortgage Corp., CMO 2129, 5.75%, 09/15/11 ..................       1,250,000      1,206,529
     Federal Home Loan Mortgage Corp., Gold 15 Yr., 6.00%, 01/01/13 ...............       1,048,117      1,011,761
     Federal Home Loan Mortgage Corp., Gold 5 Yr., 7.00%, 05/01/00 ................         326,652        328,183
     Federal National Mortgage Association Notes, 7 Yr Balloon,
        6.00%, 01/01/06 ...........................................................         516,426        502,224
     Federal National Mortgage Association Notes, 7 Yr Balloon,
        6.00%, 02/01/06 ...........................................................         230,144        223,816
     Federal National Mortgage Association Notes, Ser. 1996-4, Cl. VC,
        6.50%, 07/25/02 ...........................................................         265,037        263,609
     Federal National Mortgage Association Notes, Ser. 1999-W5, Cl. A4,
        6.12%, 02/25/29 ...........................................................         500,000        485,680
     Federal National Mortgage Association Notes, Ser. 1998-W3, Cl. A2,
        6.50%, 07/25/28 ...........................................................         500,000        500,816
                                                                                                       -----------
         TOTAL MORTGAGE-BACKED SECURITIES (COST $5,127,756) .......................................      5,005,128
                                                                                                       -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS**-- 10.2%
  FEDERAL HOME LOAN BANK NOTES -- 2.4%
     Federal Home Loan Bank Notes, 6.41%, 04/10/01 ................................         300,000        302,936
     Federal Home Loan Bank Notes, 5.80%, 08/24/01 ................................       1,000,000        997,327
     Federal Home Loan Bank Notes, 5.25%, 04/25/02 ................................         900,000        883,801
                                                                                                       -----------
                                                                                                         2,184,064
                                                                                                       -----------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 1.5%
     Federal Home Loan Mortgage Corp. Notes, 7.05%, 06/08/05 ......................         500,000        500,814
     Federal Home Loan Mortgage Corp. Notes, 5.95%, 01/19/06 ......................         850,000        829,758
                                                                                                       -----------
                                                                                                         1,330,572
                                                                                                       -----------



    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/SHORT/INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL         VALUE
                                                                                            AMOUNT         (NOTE 2)
                                                                                         ------------    ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 6.3%
     Federal National Mortgage Association Notes, 6.41%, 02/06/02 .................      $  650,000    $   657,206
     Federal National Mortgage Association Notes, 5.78%, 02/12/03 .................         750,000        736,799
     Federal National Mortgage Association Notes, 5.75%, 06/15/05 .................         800,000        785,773
     Federal National Mortgage Association Notes, 7.00%, 06/25/07 .................         600,000        606,384
     Federal National Mortgage Association Notes, 6.56%, 12/10/07 .................       1,100,000      1,085,268
     Federal National Mortgage Association Notes, 6.16%, 07/09/08 .................       1,275,000      1,219,785
     Federal National Mortgage Association Notes, 6.00%, 09/24/08 .................         600,000        558,471
                                                                                                       -----------
                                                                                                         5,649,686
                                                                                                       -----------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $9,378,829) ...............................      9,164,322
                                                                                                       -----------

   U.S. TREASURY OBLIGATIONS** -- 29.4%
     U.S. Treasury Notes, 5.88%, 07/31/99 .........................................         500,000        500,459
     U.S. Treasury Notes, 6.88%, 03/31/00 .........................................         700,000        708,630
     U.S. Treasury Notes, 6.75%, 04/30/00 .........................................         800,000        809,627
     U.S. Treasury Notes, 6.25%, 05/31/00 .........................................         300,000        302,523
     U.S. Treasury Notes, 8.75%, 08/15/00 .........................................         150,000        155,494
     U.S. Treasury Notes, 5.50%, 12/31/00 .........................................         700,000        700,495
     U.S. Treasury Notes, 6.63%, 07/31/01 .........................................         600,000        611,660
     U.S. Treasury Notes, 6.50%, 08/31/01 .........................................       3,150,000      3,204,835
     U.S. Treasury Notes, 7.50%, 11/15/01 .........................................         350,000        364,154
     U.S. Treasury Notes, 6.13%, 12/31/01 .........................................         400,000        404,275
     U.S. Treasury Notes, 6.25%, 01/31/02 .........................................       1,000,000      1,013,934
     U.S. Treasury Notes, 6.25%, 02/28/02 .........................................       1,500,000      1,520,362
     U.S. Treasury Notes, 6.25%, 06/30/02 .........................................         500,000        507,341
     U.S. Treasury Notes, 6.00%, 07/31/02 .........................................         400,000        403,326
     U.S. Treasury Notes, 5.75%, 10/31/02 .........................................       1,600,000      1,600,813
     U.S. Treasury Notes, 5.75%, 11/30/02 .........................................       1,500,000      1,499,455
     U.S. Treasury Notes, 5.50%, 01/31/03 .........................................       1,850,000      1,833,938
     U.S. Treasury Notes, 5.88%, 02/15/04 .........................................         150,000        150,465
     U.S. Treasury Notes, 7.25%, 05/15/04 .........................................         550,000        582,076
     U.S. Treasury Notes, 6.50%, 05/15/05 .........................................         300,000        308,459
     U.S. Treasury Notes, 6.88%, 05/15/06 .........................................       2,000,000      2,105,118
     U.S. Treasury Notes, 7.00%, 07/15/06 .........................................       1,500,000      1,588,506
     U.S. Treasury Notes, 6.25%, 02/15/07 .........................................       1,650,000      1,680,831
     U.S. Treasury Notes, 6.13%, 08/15/07 .........................................       1,250,000      1,263,039
     U.S. Treasury Notes, 5.63%, 05/15/08 .........................................         800,000        783,326
     U.S. Treasury Notes, 11.75%, 02/15/10 ........................................         650,000        822,134
     U.S. Treasury Notes, 7.25%, 05/15/16 .........................................         750,000        824,480
                                                                                                       -----------
         TOTAL U.S. TREASURY OBLIGATIONS (COST $26,618,130) .......................................     26,249,755
                                                                                                       -----------



    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/SHORT/INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL         VALUE
                                                                                            AMOUNT         (NOTE 2)
                                                                                         ------------    ------------
COMMERCIAL PAPER -- 1.5%
     Associates First Capital Corp., 5.71%, 07/01/99
        (COST $1,336,531) .........................................................      $1,336,531    $ 1,336,531
                                                                                                       -----------
TOTAL INVESTMENTS (COST $90,545,995)(DAGGER)-- 99.5% ..............................                     88,952,594

OTHER ASSETS AND LIABILITIES, NET-- 0.5% ..........................................                        429,906
                                                                                                       -----------
NET ASSETS -- 100.0% ..............................................................                    $89,382,500
                                                                                                       ===========


* Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the Portfolio Adviser. The ratings shown are unaudited.
** While no ratings are shown for U.S.  Government  Agency  Obligations and U.S.
   Treasury Obligations, they are considered to be of the highest quality, comparable to Moody's AAA rating and S&P's Aaa rating.
(DAGGER) The cost for federal income tax purposes. At June 30, 1999, net unrealized depreciation was $1,593,401. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost of $143,573, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $1,736,974.


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND / INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 1999
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                         MOODY'S/S&P      PRINCIPAL         VALUE
                                                                           RATINGS*         AMOUNT         (NOTE 2)
                                                                       ----------------  ------------    ------------
CORPORATE BONDS -- 38.8%
  BANKS -- 5.1%
    Amsouth Bank of Alabama, 6.45%, 02/01/18 ........................       A1/A-        $  200,000    $   190,000
    Citicorp, 7.25%, 10/15/11 .......................................       A1/A+         1,000,000      1,007,500
    J.P. Morgan & Co., 6.25%, 02/15/11 ..............................       A2/AA-        1,000,000        918,750
    St. George Bank, Ltd., 7.15%, 06/18/07 ..........................      Baa1/A-          400,000        397,000
    Swiss Bank Corp., New York, 7.00%, 10/15/15 .....................       Aa2/AA        1,000,000        965,000
    Union Bank Switzerland, New York, 7.25%, 07/15/06 ...............       Aa2/AA          600,000        603,750
    Wachovia Corp., 6.25%, 08/04/08 .................................       A1/A+           400,000        384,000
                                                                                                       -----------
                                                                                                         4,466,000
                                                                                                       -----------
  FINANCIAL -- 14.9%
    Abbey National PLC, 6.69%, 10/17/05 .............................      Aa3/AA-        1,100,000      1,084,875
    Ameritech Capital Funding, 6.45%, 01/15/18 ......................      Aa3/AA+        1,700,000      1,568,250
    Associates Corp., NA, 5.75%, 11/01/03 ...........................      Aa3/AA-          500,000        483,750
    Associates Corp., NA, 7.75%, 02/15/05 ...........................      Aa3/AA-        1,000,000      1,042,500
    Bear Stearns Co., Inc., 6.63%, 10/01/04 .........................        A2/A           400,000        393,500
    CIT Group Holdings, Inc., 6.38%, 08/01/02 .......................       Aa3/A+          500,000        498,750
    Commercial Credit Co., 8.70%, 06/15/09 ..........................       Aa3/A+        1,200,000      1,330,500
    Crestar Financial Corp., 6.50%, 01/15/08 ........................        A2/A           500,000        486,875
    First Union Corp., 6.82%, 08/01/06 ..............................       A2/A-           651,000        658,408
    General Electric Capital Corp., 8.13%, 05/15/12 .................      Aaa/AAA          700,000        770,875
    General Motors Acceptance Corp., 7.00%, 08/15/01 ................        A2/A           500,000        506,250
    Lehman Brothers Holdings, Inc., 6.50%, 10/01/02 .................       Baa1/A          900,000        884,250
    Lehman Brothers Holdings, Inc., 7.38%, 05/15/04 .................       Baa1/A          750,000        756,562
    Lehman Brothers Holdings, Inc., 6.63%, 02/05/06 .................       Baa1/A          500,000        478,750
    Merrill Lynch & Co., 6.38%, 07/18/00 ............................      Aa3/AA-          900,000        907,917
    Monsanto Co. Debentures Series 144A, 6.60%, 12/01/28 ............        A2/A           700,000        623,875
    Morgan Stanley, Dean Witter, Discover & Co., 6.75%, 03/04/03 ....       Aa3/A+          500,000        503,125
                                                                                                       -----------
                                                                                                        12,979,012
                                                                                                       -----------
  GOVERNMENT, NATIONAL -- 1.5%
    Korea Export - Import Bank, 7.10%, 03/15/02 .....................     Baa3/BBB-         550,000        545,187
     Republic of Korea Global Bonds, 8.75%, 04/15/03 ................     Baa3/BBB-         750,000        783,750
                                                                                                       -----------
                                                                                                         1,328,937
                                                                                                       -----------
  INDUSTRIAL -- 10.7%
    AKZO Nobel, Inc., 6.00%, 11/15/03 ...............................        A2/A           600,000        582,000
    Amoco Co., 6.25%, 10/15/04 ......................................      Aa1/AA+          500,000        496,875
    Bausch & Lomb, Inc., 6.38%, 08/01/03 ............................      Baa2/BBB         700,000        680,750
    Coca Cola Put Asset Trust, 6.00%, 03/15/01 ......................       A3/A+         1,500,000      1,492,500
    Elf Aquitane, 8.00%, 10/15/01 ...................................      Aa3/AA-          600,000        622,500
    Eli Lilly, 8.13%, 12/01/01 ......................................       Aa3/AA          600,000        626,250
    Harvard University, 8.13%, 04/15/07 .............................      Aaa/AAA          500,000        541,250
    Hertz Corp., 6.00%, 02/01/01 ....................................       A3/A-         1,100,000      1,095,875
    Ingersoll-Rand, 6.02%, 02/15/28 .................................       A3/A-           500,000        499,305
    International Business Machines Corp., 6.50%, 01/15/28 ..........       A1/A+           500,000        461,875



    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                         MOODY'S/S&P      PRINCIPAL         VALUE
                                                                           RATINGS*     AMOUNT/SHARES      (NOTE 2)
                                                                       ---------------  -------------  ------------
    Nabisco, Inc., 6.13%, 02/01/03 ..................................      Baa2/BBB      $  700,000    $   681,625
    Walt Disney Co. Notes, 5.62%, 12/01/08 ..........................        A2/A         1,000,000        927,500
    Conoco, Inc., 6.95%, 04/15/29 ...................................       A3/A-           650,000        609,375
                                                                                                       -----------
                                                                                                         9,317,680
                                                                                                       -----------
  TELECOMMUNICATIONS -- 2.7%
    AT&T Corp., 6.50%, 03/15/29 .....................................       A1/AA-          450,000        406,125
    GTE Southwest, Ser. 1993-B, 6.54%, 12/01/05 .....................       A2/AA-          500,000        491,250
    MCI Worldcom, Inc., 6.50%, 04/15/10 .............................       A3/A-           400,000        383,000
    Sprint Corp., 9.50%, 04/01/03 ...................................     Baa1/BBB+       1,000,000      1,096,250
                                                                                                       -----------
                                                                                                         2,376,625
                                                                                                       -----------
  TRANSPORTATION -- 1.3%
    Norfolk Southern Corp., 7.35%, 05/15/07 .........................     Baa1/BBB+       1,100,000      1,123,375
                                                                                                       -----------
  UTILITIES -- 2.6%
    Hawaiian Electric Industry, 6.49%, 06/12/02 .....................      Baa2/BBB       1,000,000        991,250
    Oklahoma Gas & Electric, 6.50%, 07/15/04 ........................       Aa3/AA-       1,250,000      1,260,938
                                                                                                       -----------
                                                                                                         2,252,188
                                                                                                       -----------
         TOTAL CORPORATE BANDS (COST $34,322,144) .................................................     33,843,817
                                                                                                       -----------

PREFERRED STOCK -- 0.6%
     ABN AMRO Cap Funding, Ser. B, 7.50%
        (COST $500,000) .............................................                        20,000        490,000
                                                                                                       -----------

ASSET-BACKED SECURITIES -- 19.1%
    Advanta Mortgage Loan Trust, Ser. 1993-3, Cl. A5, 5.55%, 01/25/25      Aaa/AAA          214,742        204,327
    AFC Home Equity Loan Trust, Ser. 1993-1, Cl. A, 5.90%, 05/20/08 .      Aaa/AAA          639,052        629,235
    AFC Home Equity Loan Trust, Ser. 1996-2, Cl. A4,
       7.74%, 09/25/27 ..............................................      Aaa/AAA          999,788        988,239
    Crown Home Equity Loan Trust, Ser. 1996-1, Cl. A4,
       7.15%, 08/25/12 ..............................................      Aaa/AAA        1,400,000      1,347,375
    Federal National Mortgage Association Notes, Ser. 1995-W1, Cl. A6,
       8.10%, 04/25/25 ..............................................       NR/NR         1,371,502      1,399,366
    First Plus Home Loan Trust, Ser. 1996-2, Cl. A6, 7.85%, 08/20/13       Aaa/AAA          999,703      1,023,454
    General Electric Capital Mortgage Services, Inc., Ser. 1997-HE4,
       Cl. A3, 6.59%, 12/25/12 ......................................       Aaa/NR          750,000        748,673
    Green Tree Financial Corp., Ser. 1995-2, Cl. A6, 8.30%, 05/15/26       Aaa/AAA          400,000        420,884
    Green Tree Home Improvement Loan Trust, Ser. 1996-C, Cl. HEA4,
       7.80%, 06/15/26 ..............................................       NR/AAA        2,000,000      2,036,287
    Green Tree Lease Finance, Ser. 1997-1, Cl. A4, 6.27%, 09/20/05 ..       NR/AAA          750,000        746,550
    IMC Home Equity Loan Trust, Ser. 1997-5, Cl. A7, 6.90%, 01/20/22       Aaa/AAA          500,000        499,460
    MBNA Master Credit Card Trust, Ser. 1995-F, Cl. A, 6.60%, 01/15/03     Aaa/AAA          500,000        504,500
    Oakwood Mortgage Investors, Inc., Ser. 1998-B, Cl. A2,
       6.15%, 07/15/11 ..............................................       NR/AAA           700,000       700,044
    The Money Store Home Equity Trust, Ser. 1992-D2, Cl. A3,
       7.55%, 01/15/18 ..............................................       Aaa/AAA         579,164        602,231



    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                         MOODY'S/S&P      PRINCIPAL         VALUE
                                                                           RATINGS*         AMOUNT         (NOTE 2)
                                                                       ----------------  ------------    ------------
     The Money Store Home Equity Trust, Ser. 1995-A, Cl. A5,
        8.40%, 02/15/24 ................................................    Aaa/AAA      $  800,000    $   829,353
     The Money Store Home Equity Trust, Ser. 1996-B, Cl. A8,
        7.91%, 05/15/24 ................................................    Aaa/AAA       2,000,000      2,024,679
     UCFC Home Equity Loan Trust, Ser. 1998-B, Cl. A2, 6.01%, 09/15/14 .    Aaa/AAA       1,000,000        980,343
     Vanderbilt Mortgage Finance, Ser. 1996-A, Cl. A3, 6.85%, 04/07/26 .    Aaa/NR        1,000,000        994,643
                                                                                                       -----------
         TOTAL ASSET-BACKED SECURITIES (COST $16,868,148) .........................................     16,679,643
                                                                                                       -----------

MORTGAGE-BACKED SECURITIES** -- 1.8%
     Federal Home Loan Mortgage Corp. Notes, 2073 PJ (Pac),
        6.00%, 10/15/23 ...........................................................         300,000        289,506
     Federal Home Loan Mortgage Corp. Notes, CMO 2129 PE,
        5.75%, 09/15/11 ...........................................................         400,000        386,089
     Federal Home Loan Mortgage Corp. Notes, Gold 15 Yr.,
        6.00%, 01/01/13 ...........................................................         698,744        674,507
     Federal Home Loan Mortgage Corp. Notes, Gold 5 Yr.,
        7.00%, 05/01/00 ...........................................................         204,157        205,115
                                                                                                       -----------
         TOTAL MORTGAGE-BACKED SECURITIES (COST $1,593,079) .......................................      1,555,217
                                                                                                       -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS** -- 6.2%
  FEDERAL HOME LOAN BANK NOTES -- 1.8%
     Federal Home Loan Bank Notes, 5.80%, 08/24/01 ................................       1,000,000        997,327
     Federal Home Loan Bank Notes, 5.30%, 10/29/02 ................................         600,000        584,832
                                                                                                       -----------
                                                                                                         1,582,159
                                                                                                       -----------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 1.5%
     Federal Home Loan Mortgage Corp. Notes, 7.05%, 06/08/05 ......................       1,000,000      1,001,629
     Federal Home Loan Mortgage Corp. Notes, 5.95%, 01/19/06 ......................         350,000        341,665
                                                                                                       -----------
                                                                                                         1,343,294
                                                                                                       -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 2.2%
     Federal National Mortgage Association Notes, 6.41%, 02/06/02 .................         600,000        606,651
     Federal National Mortgage Association Notes, 5.78%, 02/12/03 .................         300,000        294,720
     Federal National Mortgage Association Notes, 6.56%, 12/10/07 .................         500,000        493,304
     Federal National Mortgage Association Notes, 6.16%, 07/09/08 .................         500,000        478,347
                                                                                                       -----------
                                                                                                         1,873,022
                                                                                                       -----------
  GENERAL SERVICE ADMINISTRATION NOTES -- 0.7%
     General Service Administration Notes, 6.27%, 05/15/20 ........................         600,000        571,272
                                                                                                       -----------
         TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (COST $5,480,683) .....................................................................      5,369,747
                                                                                                       -----------

U.S. TREASURY OBLIGATIONS**-- 29.9%
  U.S. Treasury Bonds -- 19.6%
     U.S. Treasury Bonds, 9.25%, 02/15/16 .........................................       1,250,000      1,627,184
     U.S. Treasury Bonds, 7.25%, 05/15/16 .........................................       1,450,000      1,593,995



    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND/INTERMEDIATE BOND PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                                          PRINCIPAL         VALUE
                                                                                            AMOUNT         (NOTE 2)
                                                                                         ------------    ------------
     U.S. Treasury Bonds, 7.50%, 11/15/16 .........................................      $3,450,000    $ 3,884,809
     U.S. Treasury Bonds, 8.75%, 05/15/17 .........................................         500,000        630,521
     U.S. Treasury Bonds, 8.88%, 02/15/19 .........................................       2,000,000      2,573,941
     U.S. Treasury Bonds, 8.00%, 11/15/21 .........................................       1,250,000      1,503,870
     U.S. Treasury Bonds, 7.25%, 08/15/22 .........................................       1,500,000      1,679,087
     U.S. Treasury Bonds, 7.13%, 02/15/23 .........................................         850,000        941,698
     U.S. Treasury Bonds, 6.00%, 02/15/26 .........................................       1,000,000        974,646
     U.S. Treasury Bonds, 6.75%, 08/15/26 .........................................         700,000        748,773
     U.S. Treasury Bonds, 6.50%, 11/15/26 .........................................         500,000        518,609
     U.S. Treasury Bonds, 6.38%, 08/15/27 .........................................         500,000        511,892
                                                                                                       -----------
                                                                                                        17,189,025
                                                                                                       -----------
  U.S. TREASURY NOTES -- 10.3%
     U.S. Treasury Notes, 5.50%, 12/31/00 .........................................         500,000        500,354
     U.S. Treasury Notes, 6.50%, 08/31/01 .........................................         250,000        254,352
     U.S. Treasury Notes, 6.13%, 12/31/01 .........................................         500,000        505,343
     U.S. Treasury Notes, 6.25%, 01/31/02 .........................................         450,000        456,270
     U.S. Treasury Notes, 6.25%, 02/28/02 .........................................         550,000        557,466
     U.S. Treasury Notes, 6.63%, 03/31/02 .........................................         250,000        255,778
     U.S. Treasury Notes, 5.75%, 10/31/02 .........................................         400,000        400,203
     U.S. Treasury Notes, 5.88%, 02/15/04 .........................................         400,000        401,240
     U.S. Treasury Notes, 7.25%, 08/15/04 .........................................         500,000        530,020
     U.S. Treasury Notes, 6.50%, 05/15/05 .........................................       3,100,000      3,187,414
     U.S. Treasury Notes, 5.88%, 11/15/05 .........................................       1,400,000      1,395,700
     U.S. Treasury Notes, 6.25%, 02/15/07 .........................................         500,000        509,343
                                                                                                       -----------
                                                                                                         8,953,483
                                                                                                       -----------
         TOTAL U.S. TREASURY OBLIGATIONS (COST $25,414,114) .......................................     26,142,508
                                                                                                       -----------

COMMERCIAL PAPER -- 2.7%
     Associates 1st Cap. Corp., 5.71%, 07/01/99
        (COST $2,393,306) .........................................................       2,393,306      2,393,306
                                                                                                       -----------
TOTAL INVESTMENTS (COST $86,571,474)(DAGGER)-- 99.1% ..............................................     86,474,238

OTHER ASSETS AND LIABILITIES, NET-- 0.9% ..........................................................        822,988
                                                                                                       -----------
NET ASSETS -- 100.0% ..............................................................................    $87,297,226
                                                                                                       ===========

* Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the Portfolio Adviser. The ratings shown are unaudited.
** While no ratings are shown for U.S.  Government  Agency  Obligations and U.S.
   Treasury Obligations, they are considered to be of the highest quality, comparable to Moody's AAA rating and S&P's Aaa rating.
(DAGGER) The cost for federal income tax purposes. At June 30, 1999, net unrealized depreciation was $97,236. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost of $1,631,527, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $1,728,763.


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND / MUNICIPAL BOND PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS / JUNE 30, 1999
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                         MOODY'S/S&P      PRINCIPAL         VALUE
                                                                           RATINGS*         AMOUNT         (NOTE 2)
                                                                       ----------------  ------------    ------------
MUNICIPAL BONDS -- 97.2%
  ALASKA -- 5.3%
     Alaska Municipal Bond Bank Auth. Ref. Bonds, Ser. 1994C,
        4.90%, 10/01/03 ................................................     A2/A          $400,000    $   408,000
     Seward, AK Rev. Bonds (Alaska Sealife Center Proj.),
        6.50%, 10/01/01 ................................................     NR/NR          460,000        464,600
                                                                                                       -----------
                                                                                                           872,600
                                                                                                       -----------
  COLORADO -- 3.1%
     Aurora, CO Cert. of Participation Lease Ref. Rev. Bonds.,
        5.85%, 12/01/02 ................................................      A/A           500,000        520,000
                                                                                                       -----------
  DELAWARE -- 16.7%
     Bethany Beach, DE Gen. Oblig. Rev. Bonds, 9.75%, 11/01/07 .........    Aaa/AAA         160,000        213,000
     Bethany Beach, DE Gen. Oblig. Rev. Bonds, 9.75%, 11/01/08 .........    Aaa/AAA         180,000        244,575
     Delaware Gen. Oblig. Rev. Bonds, 4.30%, 03/01/10 ..................    Aa1/AA+         500,000        470,000
     Delaware State Economic Dev. Auth. Rev. Bonds (Delmarva Power
        & Light), 7.30%, 09/01/15 ......................................    Aaa/AAA         100,000        103,406
     Delaware State Economic Dev. Auth. Rev. Bonds (Osteopathic Hosp.
        Assoc.), Ser. 1993A, 6.00%, 01/01/03 ...........................    Aaa/NR          405,000        414,619
     Delaware State Housing Auth. Multi-family Mtge. Ref. Rev. Bonds,
        Ser. 1992C, 7.25%, 01/01/07 ....................................     A1/A           190,000        201,162
     Delaware State Housing Auth. Multi-family Mtge. Ref. Rev. Bonds,
        Ser. 1992D, 6.35%, 07/01/03 ....................................     A1/NR          100,000        103,750
     Delaware State Housing Auth. Single Family Mtge. Rev. Bonds
        Ser. 1993A-1, 5.05%, 07/01/05 ..................................    Aaa/AAA         285,000        285,712
     Delaware State Housing Auth. Single Family Mtge. Rev. Bonds
        Ser. 1993A-1, 5.15%, 01/01/06 ..................................    Aaa/AAA         160,000        161,000
     Delaware State Housing Auth. Sr. Home Mtge. Rev. Bonds,
        Ser. 1991A, 7.00%, 06/01/00 ....................................    Aa3/NR           25,000         25,225
     Delaware State Housing Auth. Sr. Home Mtge. Rev. Bonds,
        Ser. 1991B-1, 6.40%, 12/01/02 ..................................    Aa3/NR           30,000         30,825
     Delaware State Solid Waste Auth. Rev. Bonds, 5.80%, 07/01/01 ......     A2/A           500,000        513,750
                                                                                                       -----------
                                                                                                         2,767,024
                                                                                                       -----------

  HAWAII -- 4.5%
     Hawaii State Gen. Oblig. Rev. Bonds, Ser. 1992BW, 6.20%, 03/01/05 .     A1/A+          700,000        752,500
                                                                                                       -----------
  MARYLAND -- 2.9%
     Anne Arundel County MD G.O. Refunding Water and Sewer
        Series 99, 4.20%, 03/15/07 .....................................    Aa1/AA+         500,000        478,125
                                                                                                       -----------
  MASSACHUSETTS -- 5.1%
     Massachusetts Bay Trans. Auth. Ser 98-B, 5.13%, 03/01/12 ..........    Aa3/AA-         500,000        497,500
     Massachusetts Fed. Highway Grant Ant. Notes Ser. 98B,
        5.13%, 12/15/14 ................................................    Aa3/NR          350,000        343,437
                                                                                                       -----------
                                                                                                           840,937
                                                                                                       -----------



    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND / MUNICIPAL BOND PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                         MOODY'S/S&P      PRINCIPAL         VALUE
                                                                           RATINGS*         AMOUNT         (NOTE 2)
                                                                       ----------------  ------------    ------------
  MISSISSIPPI -- 2.4%
     Medical Center Educ. Bldg. Corp. Rev. Bonds (Univ. of Mississippi
        Medical Center Proj.), Ser. 1993, 5.40%, 12/01/05 ..............     NR/A          $400,000    $   407,000
                                                                                                       -----------
  NEW JERSEY -- 3.1%
     New Jersey Economic Dev. Auth. School Rev. Bonds (Blair Academy
        Proj.), Ser. 1995B, 6.00%, 09/01/07 ............................     A3/NR          500,000        507,500
                                                                                                       -----------
  PENNSYLVANIA -- 24.3%
     Allentown, PA Gtd. Water Improv. Rev. Bonds, 5.65%, 07/15/10 ......    Aaa/AAA         525,000        553,219
     Chester County, PA Ind. Dev. Auth. Wastewater Treatment Rev. Bonds
        (Orleans Corp. Proj.), 7.00%, 11/01/06 .........................     NR/NR          605,000        595,925
     Cumberland Valley, PA School District Gen. Oblig. Rev. Bonds,
        Ser. 1993A, 5.35%, 09/01/07 ....................................    Aaa/AAA         500,000        510,000
     Harrisburg, PA Office & Parking Rev. Auth. Bonds (Capital Assoc.
        Proj.), Ser. 1998A, 5.50%, 05/01/05 ............................     NR/NR          500,000        493,750
     New Morgan PA Muni Auth Subordinated Office Rev Ser 1999 B,
        5.38%, 06/01/03 ................................................     NR/NR          210,000        208,687
     Pennsylvania State Higher Educ. Fac. Auth. Rev. Bonds (Philadelphia
        College of Osteopathic Medicine), 5.25%, 12/01/07 ..............    NR/AAA          150,000        153,187
     Pennsylvania State Higher Educ. Fac. Auth. Rev. Bonds, Ser. 1992A,
        6.63%, 08/15/09 ................................................    Aaa/AAA         120,000        128,850
     Philadelphia, PA Hospitals & Higher Educ. Fac. Auth. Rev. Bonds
        (Jefferson Health Systems) Ser. 1997A, 5.50%, 05/15/05 .........    A1/AA-          500,000        516,250
     Philadelphia, PA Redev. Auth. Home Improv. Loan Rev. Bonds,
        Ser. 1986A, 7.38%, 06/01/03 ....................................     A1/A+            5,000          5,050
     Westmoreland County, PA Ind. Dev. Auth. Rev. Bonds (Landfill Gas
        Recycling- Lanchester Energy Partners), Ser. 1998B,
        6.80%, 01/01/05 ................................................     NR/NR          500,000        493,750
     York County, PA Ind. Dev. Auth. Personal Care Fac. Rev. Bonds,
        9.50%, 10/01/19 ................................................     NR/NR          330,000        380,738
                                                                                                       -----------
                                                                                                         4,039,406
                                                                                                       -----------
  TEXAS -- 12.3%
     Austin, TX Gen. Oblig. Rev. Bonds, 4.75%, 09/01/09 ................    Aa2/AA          315,000        307,519
     Carrollton, TX Fmrs Brh Indpt. School Dist. Psf, 4.40%, 02/15/10 ..    Aaa/AAA         250,000        235,313
     Coppell, TX Indpt. School Dist., 0.00%, 08/15/07 ..................    NR/AAA          500,000        334,375
     Georgetown, TX Utility System Ref. Rev. Bonds, Ser. 1998A,
        4.80%, 08/15/11 ................................................    Aaa/AAA         650,000        629,688
     Klein, TX Isd Ref., 4.45%, 08/01/11 ...............................    Aaa/AAA         275,000        256,781
     University of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/13 ..    Aaa/AAA         275,000        288,063
                                                                                                       -----------
                                                                                                         2,051,739
                                                                                                       -----------
  UTAH -- 3.1%
     Salt Lake County, UT Municipal Bldg. Auth. Lease Rev. Bonds,
        Ser. 1994A, 5.65%, 10/01/03 ....................................    Aaa/AAA         500,000        523,750
                                                                                                       -----------



    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND / MUNICIPAL BOND PORTFOLIO
--------------------------------------------------------------------------------
    INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                         MOODY'S/S&P      PRINCIPAL         VALUE
                                                                           RATINGS*         AMOUNT         (NOTE 2)
                                                                       ----------------  ------------    ------------
  VIRGINIA -- 6.1%
     Virginia State Housing Dev. Auth. Commonwealth Mtge. Rev. Bonds,
        Ser. 1992C-8, 5.80%, 07/01/04 ...................................  Aa1/AA+       $  500,000    $   516,875
     Virginia State Public Bldg. Auth. Ref. Rev. Bonds, Ser. 1996A,
        5.00%, 08/01/12 .................................................   Aa/AA           500,000        494,375
                                                                                                       -----------
                                                                                                         1,011,250
                                                                                                       -----------
  WASHINGTON -- 5.3%
     Clark County, WA Public Utility Dist. No. 1 Generating System Rev.
        Bonds, 6.00%, 01/01/06 ..........................................  Aaa/AAA          350,000        374,500
     Washington State Public Power Supply System Ref. Rev. Bonds
        (Nuclear Proj. No. 3), Ser. 1993C, 5.10%, 07/01/07 ..............  Aa1/AA-          500,000        505,625
                                                                                                       -----------
                                                                                                           880,125
                                                                                                       -----------
  WISCONSIN -- 3.0%
     Appleton, WI Area School Dist. Gen. Oblig. Rev. Bonds,
        5.00%, 04/01/11 .................................................   Aa2/NR          505,000        496,794
                                                                                                       -----------
         TOTAL MUNICIPAL BONDS (COST $16,123,841) .................................................     16,148,750
                                                                                                       -----------

TAX-EXEMPT MUTUAL FUNDS -- 3.6%
     Provident Municipal Tax-Exempt Cash Money Market Fund,
        (COST $594,561) ...........................................................        594,561         594,561
                                                                                                       -----------
TOTAL INVESTMENTS (COST $16,718,402)(DAGGER)--100.8% ..............................................     16,743,311

OTHER ASSETS AND LIABILITIES, NET-- (0.8%) ........................................................       (131,053)
                                                                                                       -----------
NET ASSETS -- 100.0% ...............................................................................   $16,612,258
                                                                                                       ===========

* Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the Portfolio Adviser. The ratings shown are unaudited.
(DAGGER) The cost for federal income tax purposes. At June 30, 1999, net unrealized appreciation was $24,909. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost of $209,222, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value of $184,313.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1999

                                                                            SHORT/
                                                                         INTERMEDIATE    INTERMEDIATE    MUNICIPAL
                                                                             BOND            BOND          BOND
                                                                           PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                         ------------    ------------    ----------
ASSETS:
Investments in securities, at market (identified cost $90,545,995,
  $86,571,474 and $16,718,402, respectively) .........................    $88,952,594     $86,474,238   $16,743,311
Receivables:
  Interest ...........................................................      1,256,634       1,199,289       283,450
  Fund shares purchased ..............................................          9,668          10,376            --
  Other assets .......................................................             22          53,425             8
                                                                          -----------     -----------   -----------
  Total assets .......................................................     90,218,918      87,737,328    17,026,769
                                                                          -----------     -----------   -----------

LIABILITIES:
Due to Adviser .......................................................         16,783          15,625         4,549
Payables:
  Dividends to shareholders ..........................................        410,397         424,420        43,488
  Fund shares redeemed ...............................................        392,165              57         3,000
  Investment securities purchased ....................................             --              --       335,425
Other accrued expenses ...............................................         17,073              --        28,049
                                                                          -----------     -----------   -----------
  Total liabilities ..................................................        836,418         440,102       414,511
                                                                          -----------     -----------   -----------

NET ASSETS, at market value ..........................................    $89,382,500     $87,297,226   $16,612,258
                                                                          ===========     ===========   ===========

NET ASSETS CONSIST OF:
Paid-in capital ......................................................    $90,760,602     $87,210,781   $16,540,925
Accumulated net realized gain ........................................        215,299         183,681        46,424
Net unrealized appreciation (depreciation) of investments ............     (1,593,401)        (97,236)       24,909
                                                                          -----------     -----------   -----------

NET ASSETS ...........................................................    $89,382,500     $87,297,226   $16,612,258
                                                                          ===========     ===========   ===========
Shares of beneficial interest outstanding ............................      6,955,099       9,068,595     1,331,462
                                                                          -----------     -----------   -----------

NET ASSET VALUE, offering and redemption price per share .............         $12.85           $9.63        $12.48
                                                                               ======           =====        ======




    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Period November 1, 1998 through June 30, 1999

                                                                            SHORT/
                                                                         INTERMEDIATE    INTERMEDIATE    MUNICIPAL
                                                                             BOND            BOND          BOND
                                                                           PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                         ------------    ------------    ----------
INTEREST INCOME ......................................................     $3,725,605      $3,818,094   $   588,619
                                                                          -----------     -----------   -----------
EXPENSES:
   Advisory fee ......................................................        216,468         213,629        40,884
   Administration and accounting fee .................................         61,848          61,037        11,682
   Custodian fee .....................................................         12,747          12,988         9,154
   Transfer agent fee ................................................         23,786          18,549         5,343
   Trustees' fees and expenses .......................................          2,751           2,441         2,660
   Amortization of organizational expenses ...........................             --           8,179            --
   Registration fees .................................................         23,826          37,005         9,320
   Report to shareholders ............................................         10,294          10,311         1,494
   Professional fees .................................................         53,512          35,245        18,684
   Other .............................................................          6,647           6,757         5,643
                                                                          -----------     -----------   -----------
      Total expenses before fee waivers ..............................        411,879         406,141       104,864
      Advisory fee waived ............................................        (71,715)        (70,392)      (17,255)
                                                                          -----------     -----------   -----------

         Total expenses, net .........................................        340,164         335,749        87,609
                                                                          -----------     -----------   -----------

   Net investment income .............................................      3,385,441       3,482,345       501,010
                                                                          -----------     -----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments ..................................        215,456         183,813        46,411
   Net change in unrealized appreciation (depreciation) of
      investments ....................................................     (3,800,658)     (5,092,145)     (584,480)
                                                                          -----------     -----------   -----------
   Net loss on investments ...........................................     (3,585,202)     (4,908,332)     (538,069)
                                                                          -----------     -----------   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................    $  (199,761)    $(1,425,987)  $   (37,059)
                                                                          ===========     ===========   ===========



    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Fiscal Year Ended October 31, 1998

                                                                            SHORT/
                                                                         INTERMEDIATE    INTERMEDIATE    MUNICIPAL
                                                                             BOND            BOND          BOND
                                                                           PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                         ------------    ------------    ----------

INTEREST INCOME ......................................................    $ 3,238,195     $ 1,968,957   $   892,753
                                                                          -----------     -----------   -----------
EXPENSES:
   Advisory fee ......................................................        213,079         110,511        78,528
   Administration and accounting fees ................................         62,979          31,575        29,241
   Custodian fee .....................................................          5,902           7,001         4,711
   Transfer agent fee ................................................          7,962           7,970         4,270
   Distribution expenses .............................................          5,812              --         4,443
   Trustees' fees and expenses .......................................          6,183             868         6,170
   Amortization of organizational expenses ...........................             --           4,251        15,997
   Registration fees .................................................         22,041           9,627        18,457
   Report to shareholders ............................................         11,217           5,900         5,336
   Professional fees .................................................         78,247          26,172        33,333
   Other .............................................................         19,471           3,623        14,374
                                                                          -----------     -----------   -----------
      Total expenses before fee waivers ..............................        432,893         207,498       214,860
      Advisory fee waived ............................................       (126,281)        (33,746)      (72,466)
      Administration fee waived ......................................             --              --        (3,518)
      Accounting fee waived ..........................................             --              --        (7,494)
                                                                          -----------     -----------   -----------

         Total expenses, net .........................................        306,612         173,752       131,382
                                                                          -----------     -----------   -----------

   Net investment income .............................................      2,931,583       1,795,205       761,371
                                                                          -----------     -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments ..................................        253,210         324,405       118,413
   Net change in unrealized appreciation (depreciation) of
      investments ....................................................      1,588,123       1,426,841       152,437
                                                                          -----------     -----------   -----------

   Net gain on investments ...........................................      1,841,333       1,751,246       270,850
                                                                          -----------     -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................    $ 4,772,916     $ 3,546,451   $ 1,032,221
                                                                          ===========     ===========   ===========

(DAGGER) For the period  June 29,  1998  (commencement  of  operations)  through
   October 31, 1998 for the Intermediate Bond Portfolio.


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SHORT/
                                                                         INTERMEDIATE    INTERMEDIATE    MUNICIPAL
                                                                             BOND            BOND          BOND
                                                                           PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                         ------------    ------------    ----------
FOR THE PERIOD NOVEMBER 1, 1998 THROUGH JUNE 30, 1999
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income .............................................    $ 3,385,441      $3,482,345   $   501,010
   Net realized gain on investments ..................................        215,456         183,813        46,411
   Net change in unrealized appreciation (depreciation) of investments     (3,800,658)     (5,092,145)     (584,480)
                                                                           ----------      ----------   -----------
   Net decrease in net assets resulting from operations ..............       (199,761)     (1,425,987)      (37,059)
                                                                           ----------      ----------   -----------
Dividends to shareholders from:
   Net investment income .............................................     (3,385,441)     (3,482,345)     (501,010)
   Net realized gain on investments ..................................       (137,401)       (324,537)      (86,704)
                                                                          -----------     -----------   -----------
      Total distributions ............................................     (3,522,842)     (3,806,882)     (587,714)
                                                                          -----------     -----------   -----------
Decrease in net assets from Fund share transactions (Note 5) .........     (1,492,269)       (471,408)     (342,356)
                                                                          -----------     -----------   -----------
   Total decrease in net assets ......................................     (5,214,872)     (5,704,277)     (967,129)
NET ASSETS:
   Beginning of period ...............................................     94,597,372      93,001,503    17,579,387
                                                                          -----------     -----------   -----------
   End of period .....................................................    $89,382,500     $87,297,226   $16,612,258
                                                                          ===========     ===========   ===========

FOR THE FISCAL YEAR ENDED OCTOBER 31, 1998(DAGGER)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .............................................     $2,931,583      $1,795,205   $   761,371
   Net realized gain on investments ..................................        253,210         324,405       118,413
   Net change in unrealized appreciation (depreciation) of investments      1,588,123       1,426,841       152,437
                                                                          -----------     -----------   -----------
   Net increase in net assets resulting from operations ..............      4,772,916       3,546,451     1,032,221
                                                                          -----------     -----------   -----------
Dividends to shareholders from:
   Net investment income .............................................     (2,931,583)     (1,795,205)     (761,371)
                                                                          -----------     -----------   -----------
Increase (decrease) in net assets from Fund share transactions (Note 5)    61,300,279      91,250,257      (137,719)
                                                                          -----------     -----------   -----------
   Total increase in net assets ......................................     63,141,612      93,001,503       133,131
NET ASSETS:
   Beginning of year .................................................     31,455,760              --    17,446,256
                                                                          -----------     -----------   -----------
   End of year .......................................................    $94,597,372     $93,001,503   $17,579,387
                                                                          ===========     ===========   ===========

(DAGGER) For the period  June 29,  1998  (commencement  of  operations)  through
   October 31, 1998 for the Intermediate Bond Portfolio.


    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
--------------------------------------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SHORT/
                                                                         INTERMEDIATE      MUNICIPAL
                                                                             BOND            BOND
                                                                           PORTFOLIO       PORTFOLIO
                                                                          -----------     -----------
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1997
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income .............................................    $ 1,885,318     $   749,888
   Net realized gain (loss) on investments transactions ..............        (16,511)         40,118
   Net change in unrealized appreciation (depreciation) of investments        307,032         340,102
                                                                          -----------     -----------
   Net increase in net assets resulting from operations ..............      2,175,839       1,130,108
                                                                          -----------     -----------
Dividends to shareholders from:
   Net investment income .............................................     (1,885,318)       (749,888)
                                                                          -----------     -----------
Increase (decrease) in net assets from Fund share transactions (Note 5)      (611,832)        447,444
                                                                          -----------     -----------
   Total increase (decrease)  in net assets ..........................       (321,311)        827,664

NET ASSETS:
   Beginning of year .................................................     31,777,071      16,618,592
                                                                          -----------     -----------
   End of year .......................................................    $31,455,760     $17,446,256
                                                                          ===========     ===========




    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                FOR THE PERIOD           FOR THE FISCAL YEARS ENDED OCTOBER 31,
                                               NOVEMBER 1, 1998   --------------------------------------------------
                                                    THROUGH
                                                  JUNE 30, 1999      1998      1997       1996      1995     1994
                                              ----------------------------------------------------------------------
SHORT/INTERMEDIATE BOND PORTFOLIO
NET ASSET VALUE-- BEGINNING OF PERIOD .........       $13.38        $13.07    $12.95     $13.08    $12.42    $13.48
                                                      ------        ------    ------     ------    ------    ------
INVESTMENT OPERATIONS:
   Net investment income ......................         0.48          0.76      0.77       0.78      0.83      0.71
   Net realized and unrealized gain (loss) on
      investments .............................        (0.51)         0.31      0.12      (0.13)     0.66     (1.02)
                                                      ------        ------    ------     ------    ------    ------
      Total from investment operations ........        (0.03)         1.07      0.89       0.65      1.49     (0.31)
                                                      ------        ------    ------     ------    ------    ------
DISTRIBUTIONS:
   From net investment income .................        (0.48)        (0.76)    (0.77)     (0.78)    (0.83)    (0.71)
   From net realized gain on investments ......        (0.02)           --        --         --        --     (0.04)
                                                      ------        ------    ------     ------    ------    ------
      Total distributions .....................        (0.50)        (0.76)    (0.77)     (0.78)    (0.83)    (0.75)
                                                      ------        ------    ------     ------    ------    ------
NET ASSET VALUE-- END OF PERIOD ...............       $12.85        $13.38    $13.07     $12.95    $13.08    $12.42
                                                      ======        ======    ======     ======    ======    ======
TOTAL RETURN ..................................      (0.27)%**       8.40%     7.13%      5.18%    12.41%   (2.33)%
RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
   Expenses (net of fee waivers) ..............        0.55%*        0.59%     0.65%      0.65%     0.65%     0.65%
   Expenses (excluding fee waivers) ...........        0.67%*        0.83%     1.12%      1.09%     1.14%     1.05%
   Net investment income ......................        5.47%*        5.64%     5.98%      6.07%     6.56%     5.53%
Portfolio turnover rate .......................       29.71%        40.66%    83.54%     85.77%   116.40%    43.77%
Net assets, end of period (000s omitted) ......      $89,383       $94,597   $31,456    $31,777   $32,214   $31,721

*  Annualized.
** Not annualized.
1 Effective June 29, 1998, Wilmington Trust Company ("WTC") elected to waive a portion of its advisory fee or reimburse expenses to the extent that the Portfolio's expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.55% of the Portfolio's average daily net assets. Prior to June 29, 1998, WTC had elected to waive a portion of its advisory fee of reimburse expenses to the extent that the Portfolio's expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceeded an annual rate of 0.65% of the Portfolio's average daily net assets.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                                                FOR THE PERIOD         FOR THE PERIOD
                                                                               NOVEMBER 1, 1998     JUNE 29, 1998(DAGGER)
                                                                                    THROUGH                THROUGH
                                                                                 JUNE 30, 1999        OCTOBER 31, 1998
                                                                               ----------------     ---------------------
INTERMEDIATE BOND PORTFOLIO
NET ASSET VALUE-- BEGINNING OF PERIOD ....................................           $10.19                $10.00
                                                                                     ------                ------
INVESTMENT OPERATIONS:
   Net investment income .................................................             0.38                  0.20
   Net realized and unrealized gain on
      investments ........................................................            (0.53)                 0.19
                                                                                     ------                ------
      Total from investment operations ...................................            (0.15)                 0.39
                                                                                     ------                ------
DISTRIBUTIONS:
   From net investment income ............................................            (0.38)                (0.20)
   From net realized gain on investments .................................            (0.03)                   --
                                                                                     ------                ------
      Total distributions ................................................            (0.41)                (0.20)
                                                                                     ------                ------
NET ASSET VALUE-- END OF PERIOD ..........................................           $ 9.63                $10.19
                                                                                     ======                ======
TOTAL RETURN .............................................................           (1.52%)**              3.89%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses 1 (net of fee waivers) .......................................            0.55%*                0.55%*
   Expenses (excluding fee waivers) ......................................            0.67%*                0.66%*
   Net investment income .................................................            5.71%*                5.69%*
Portfolio turnover rate ..................................................           18.23%                17.66%
Net assets at end of period (000 omitted) ................................          $87,297               $93,002

(DAGGER) Commencement of operations.
*  Annualized.
** Not annualized.
1 The expense ratios reflects WTC's election to waive a portion of its advisory fee or reimburse expenses to the extent that the Portfolio's expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.55% of the Portfolio's average daily net assets through February 1999.




    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                  FOR THE PERIOD         FOR THE FISCAL YEARS ENDED OCTOBER 31,
                                                 NOVEMBER 1, 1998   -----------------------------------------------
                                                      THROUGH
                                                   JUNE 30, 1999     1998      1997       1996      1995     1994
                                               --------------------------------------------------------------------
MUNICIPAL BOND PORTFOLIO
NET ASSET VALUE-- BEGINNING OF PERIOD .........      $ 12.94       $ 12.74   $ 12.46    $ 12.49   $ 11.64   $ 12.50
                                                     -------       -------   -------    -------   -------   -------
INVESTMENT OPERATIONS:
   Net investment income ......................         0.36          0.56      0.55       0.55      0.54      0.49
   Net realized and unrealized gain (loss) on
      investments .............................        (0.40)         0.20      0.28      (0.03)     0.85     (0.86)
                                                     -------       -------   -------    -------   -------   -------
      Total from investment operations ........        (0.04)         0.76      0.83       0.52      1.39     (0.37)
                                                     -------       -------   -------    -------   -------   -------
DISTRIBUTIONS:
   From net investment income .................        (0.36)        (0.56)    (0.55)     (0.55)    (0.54)    (0.49)
   From net realized gain on investments ......        (0.06)           --        --         --        --        --
                                                     -------       -------   -------    -------   -------   -------
      Total distribution ......................        (0.42)        (0.56)    (0.55)     (0.55)    (0.54)    (0.49)
                                                     -------       -------   -------    -------   -------   -------

NET ASSET VALUE-- END OF PERIOD ...............       $12.48        $12.94    $12.74     $12.46    $12.49    $11.64
                                                     =======       =======   =======    =======   =======   =======
TOTAL RETURN                                         (0.30)%**       6.07%     6.85%      4.24%    12.23%   (3.05)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses 1 (net of fee waivers) ............        0.75%*        0.75%     0.75%      0.75%     0.75%     0.75%
   Expenses (excluding fee waivers) ...........        0.90%*        1.23%     1.52%      1.37%     1.45%     1.62%
   Net investment income ......................        4.29%*        4.35%     4.42%      4.41%     4.50%     4.13%
Portfolio turnover rate .......................       19.13%        43.72%    28.56%     15.91%    42.08%    21.95%
Net assets at end of period (000 omitted) .....      $16,612       $17,579   $17,446    $16,619   $16,570   $14,283

*  Annualized.
** Not annualized.
1 The expense ratios reflect WTC's election to waive a portion of its advisory fee or reimburse expenses to the extent that the Portfolio's expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.75% of the Portfolio's average daily net assets. In addition, Rodney Square Management Corporation waived a portion of its administration and accounting services fees for the fiscal years ended October 31, 1998, 1997, 1996, 1995, and 1994.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND. The Rodney Square Strategic Fixed-Income Fund (the "Fund") is a diversified, open-end management investment company established as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Declaration of Trust permits the Trustees to create additional series or portfolios, each of which may issue additional classes of shares. Currently, the Fund consists of three series or portfolios, the Short/Intermediate Bond Portfolio, the Intermediate Bond Portfolio and the Municipal Bond Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio consists of a single class of shares.

   The investment objective of the Short/Intermediate Bond Portfolio is to seek high total return, consistent with high current income, by investing principally in various types of investment grade fixed-income securities with an average dollar-weighted duration, under normal market conditions, of 2-1/2 to 4 years. The investment objective of the Intermediate Bond Portfolio is to seek high total return, consistent with high current income, by investing principally in various types of investment grade fixed-income securities with an average dollar-weighted duration, under normal market conditions, of 5 to 7 years. The investment objective of the Municipal Bond Portfolio is to seek a high level of income exempt from federal income tax, consistent with the preservation of capital by investing principally in municipal securities providing interest income that is exempt from federal income tax with an average dollar-weighted duration, under normal market conditions, of 4 to 8 years.

   Effective June 30, 1999, the Fund changed its fiscal year end from October 31 to June 30 for financialreporting and federal income tax purposes.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Fund:

   SECURITY VALUATION. The Portfolios value their assets based on current market prices when market quotations are readily available. Current market prices are generally not readily available for municipal securities; current market prices may also be unavailable for other types of fixed-income securities held by the Portfolios. To determine the value of those securities, the Portfolios may use a pricing service that takes into account not only developments related to the specific securities, but also transactions in comparable securities. The value of fixed-income securities maturing within 60 days of the valuation date may be determined by valuing those securities at amortized cost. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees of the Fund.

   FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable and tax-exempt income to its shareholders. Therefore, no federal income tax provision has been made in the financial statements.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   INTEREST INCOME AND DIVIDENDS TO SHAREHOLDERS. Interest income is accrued as earned. Dividends from net investment income consist of accrued interest and earned discount (including both original issue and market discount) less amortization of premium and accrued expenses. Dividends to shareholders of each Portfolio are declared daily from net investment income and paid to shareholders monthly. Each Portfolio will distribute net realized gains on investments, if any, annually in December.

   DEFERRED ORGANIZATION COSTS. Costs incurred by the Intermediate Bond Portfolio in connection with its initial registration and public offering of shares have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date the Portfolio commenced operations.

   OTHER. Investment security transactions are accounted for on a trade date basis. Each Portfolio uses the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT SECURITIES. During the period November 1, 1998 through June 30, 1999, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

                        SHORT/INTERMEDIATE   INTERMEDIATE        MUNICIPAL
                          BOND PORTFOLIO    BOND PORTFOLIOBOND   PORTFOLIO
                        ------------------  ------------------   ----------
      Purchases .......    $26,803,297        $16,209,114        $3,293,099
      Sales ...........    $26,950,075        $16,429,692        $3,758,999

4. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Wilmington Trust Company ("WTC"), a wholly owned subsidiary of Wilmington Trust Corporation, a publicly held bank holding company, is the Investment Adviser of the Portfolios. Under an Advisory Agreement with the Fund, WTC, subject to the supervision of the Board of Trustees, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. Under the Advisory Agreement, each Portfolio pays a monthly advisory fee to WTC at the annual rate of 0.35% of the average daily net assets of the Portfolio. WTC has agreed to waive its advisory fee or reimburse each Portfolio monthly to the extent that operating expenses of the Portfolio (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.55%, 0.55% and 0.75% of the Short/Intermediate Bond Portfolio's, the Intermediate Bond Portfolio's and the Municipal Bond Portfolio's average daily net assets, respectively.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   Prior to June 29, 1998, the Short/Intermediate Bond Portfolio and the Municipal Bond Portfolio each paid WTC a monthly fee at the annual rate of 0.50% of each Portfolio's average daily net assets, excluding those assets invested in any money market mutual fund. WTC had agreed to waive its advisory fee or reimburse the Municipal Bond Portfolio monthly to the extent that operating expenses of the Portfolio (excluding taxes, extroadinary expenses, brokerage commissions and interest) exceeded an annual rate of 0.75% of the Portfolio's average daily net assets. With respect to the Short/Intermediate Bond Portfolio, WTC had voluntarily agreed to waive its fee or reimburse the Portfolio monthly to the extent that operating expenses of the Portfolio (excluding taxes, extraordinary expenses, brokerage commissions, and interest) exceeded an annual rate of 0.65% of average daily net assets.

   WTC also serves as custodian of the assets of the Fund and receives a fee from the Fund for this service. WTC has entered into a Sub-Custodian Services Agreement with PFPC Trust Company ("PFPC Trust") whereby PFPC Trust serves as Sub-Custodian of the assets of the Fund. WTC (not the Fund) pays PFPC Trust for sub-custodial services.

   The Fund has entered into an Administration and Accounting Services Agreement with PFPC Inc. ("PFPC"), whereby PFPC performs certain administrative and accounting services for the Portfolios including preparing shareholder reports, assisting WTC in compliance monitoring activities and determining the net asset value per share of each Portfolio. For services provided under the Agreement, the Fund pays PFPC an annual fee equal to the amount derived from the following schedule: 0.10% of each Portfolio's first $1 billion of average daily net assets; 0.075% of each Portfolio's next $500 million of average daily net assets; 0.050% of each Portfolio's next $500 million of average daily net assets; and 0.035% of each Portfolio's average daily net assets in excess of $2 billion. In addition, any related out-of-pocket expenses incurred by PFPC in the provision of services to a Portfolio are borne by that Portfolio.

   PFPC also serves as transfer agent, dividend disbursing agent and shareholder servicing agent to the Fund pursuant to a separate Transfer Agency Services Agreement. The Fund pays PFPC an annual fee of 0.03% of each Portfolio's average net assets plus transaction charges and out-of-pocket expenses for these services.

   Prior to February 2, 1998, Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of WTC, served as accounting agent, administrator, transfer agent and dividend disbursing agent to the Fund. For accounting services provided, RSMCreceived an annual fee of $50,000 per Portfolio, plus an amount equal to 0.02% of that portion of each Portfolio's average daily net assets in excess of $100 million. For administration services provided, RSMC received a monthly administration fee from the Fund at an annual rate of 0.08% of each Portfolio's average daily net assets. The Fund did not pay RSMC any separate fees for its services as transfer agent and dividend disbursing agent for the Portfolios, as WTC assumed the cost of providing these services to the Portfolios.

   Pursuant to a Distribution Agreement with the Fund dated January 1, 1999, Provident Distributors, Inc. manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials. Prior to January 1, 1999, Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, served as distributor pursuant to a distribution agreement with the Fund. Effective January 26, 1998, the Fund's Rule 12b-1 plans were terminated. Prior to January 26, 1998, the Fund's Board of Trustees had authorized, pursuant to Rule 12b-1 plans of distribution, a payment of up to 0.25% of each Portfolio's average daily net assets annually to reimburse the distributor for expenses incurred in connection with distribution activities.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
5. FUND SHARES. At June 30, 1999, there were an unlimited number of shares of beneficial interest of $0.01 par value authorized. The following table summarizes the activity in shares of each Portfolio:

   SHORT/INTERMEDIATE BOND PORTFOLIO
                                    FOR THE PERIOD NOVEMBER 1, 1998      FOR THE FISCAL YEAR            FOR THE FISCAL YEAR
                                         THROUGH JUNE 30, 1999          ENDED OCTOBER 31, 1998         ENDED OCTOBER 31, 1997
                                    -------------------------------   --------------------------     --------------------------
                                      SHARES              AMOUNT       SHARES           AMOUNT        SHARES          AMOUNT
                                    ---------         -------------   ---------      -----------     ---------      -----------
   Shares sold ...................    469,441         $   6,171,879     900,342      $11,872,722       141,848      $ 1,841,272
   Shares issued in exchange
      for securities transferred
      in kind (Note 6) ...........         --                    --   4,027,047       52,875,813            --               --
   Shares issued to
      shareholders
      in reinvestment
      of distributions ...........    215,989             2,846,631     114,701        1,518,469        58,648          755,881
   Shares redeemed ...............   (802,515)          (10,510,779)   (375,850)      (4,966,725)     (248,332)      (3,208,985)
                                    ---------         -------------   ---------      -----------     ---------      -----------
   Net increase (decrease) .......   (117,085)        $  (1,492,269)  4,666,240      $61,300,279       (47,836)     $  (611,832)
                                    =========         =============   =========      ===========     =========      ===========
   Shares outstanding:
   Beginning of period ...........  7,072,184                         2,405,944                      2,453,780
                                    ---------                         ---------                      ---------
   End of period .................  6,955,099                         7,072,184                      2,405,944
                                    =========                         =========                      =========

INTERMEDIATE BOND PORTFOLIO

                                                     FOR THE PERIOD NOVEMBER 1, 1998      FOR THE PERIOD JUNE 29, 1998(DAGGER)
                                                          THROUGH JUNE 30, 1999               THROUGH OCTOBER 31, 1998
                                                     -------------------------------      -----------------------------
                                                       SHARES              AMOUNT           SHARES             AMOUNT
                                                     ---------          ------------      ---------         -----------
   Shares sold .................................       860,384          $  8,596,927        407,960         $ 4,121,185
   Shares issued in exchange for securities
      transferred in kind (Note 6) .............            --                    --      8,921,710          89,217,926
   Shares issued to shareholders in
      reinvestment of distributions ............       335,086             3,358,545        131,441           1,338,735
   Shares redeemed .............................    (1,252,157)          (12,426,880)      (335,829)         (3,427,589)
                                                     ---------          ------------      ---------         -----------
   Net increase (decrease) .....................       (56,687)          $  (471,408)     9,125,282         $91,250,257
                                                                        ============                        ===========
   Shares outstanding:
      Beginning of period ......................     9,125,282                                    0
                                                     ---------                            ---------
      End of period ............................     9,068,595                            9,125,282
                                                     =========                            =========

(DAGGER) Commencement of operations

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

   MUNICIPAL BOND PORTFOLIO

                                    FOR THE PERIOD NOVEMBER 1, 1998       FOR THE FISCAL YEAR        FOR THE FISCAL YEAR
                                          THROUGH JUNE 30, 1999         ENDED OCTOBER 31, 1998     ENDED OCTOBER 31, 1997
                                    -------------------------------     ----------------------     ----------------------
                                      SHARES               AMOUNT        SHARES      AMOUNT         SHARES       AMOUNT
                                    ----------         ------------     --------- ------------     ---------  -----------
   Shares sold .................        45,897         $    592,544        70,718  $   907,714        98,185  $ 1,235,603
   Shares issued to
      shareholders in
      reinvestment of
      distributions ............        37,617              483,448        45,302      580,748        45,831      575,223
   Shares redeemed .............      (110,706)          (1,418,348)     (126,618)  (1,626,181)     (108,773)  (1,363,382)
                                    ----------         ------------     ---------  -----------     ---------  -----------
   Net decrease ................       (27,192)        $   (342,356)      (10,598) $  (137,719)       35,243  $   447,444
                                                       ============                ===========                ===========
   Shares outstanding:
   Beginning of period .........     1,358,654                          1,369,252                  1,334,009
                                    ----------                          ---------                  ---------
   End of period ...............    1,331,462                           1,358,654                  1,369,252
                                    ==========                          =========                  =========

6. TRANSFERS IN-KIND AND COMMENCEMENT OF NEW PORTFOLIO. Effective June 29, 1998, the Wilmington Trust Intermediate Bond Fund ("Intermediate Bond Fund") and the Wilmington Trust Strategic Bond Fund ("Strategic Bond Fund"), each a Wilmington Trust Collective Investment Fund ("WTCIF"), transferred all of their net assets, including their securities, to the Short/Intermediate Bond Portfolio and the Intermediate Bond Portfolio, respectively. The shareholders of the WTCIFs received shares of the respective Portfolios based on the net assets transferred divided by the net asset value of the respective Portfolio.

   Thetransfer was conducted on a taxable basis with respect to the WTCIF Intermediate Bond Fund, whereby any unrealized appreciation or depreciation on the securities on the date of transfer was recognized by the WTCIF Intermediate Bond Fund and the Short/Intermediate BondPortfolio's basis in the securities reflected their market value as of the date of transfer.

   The transfer of securities was conducted on a tax-free basis with respect to the WTCIF Strategic Bond Fund, whereby any unrealized appreciation or depreciation on the securities on the date of transfer was not treated as a taxable event by the WTCIF Strategic Bond Fund and the Intermediate Bond Portfolio's basis in the securities reflected their historical cost basis as of the date of transfer.

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    NOTES TO FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------
   The following table summarized the aforementioned transactions:

   THE WILMINGTON TRUST COLLECTIVE INVESTMENT FUNDS
                                                                                                    NET
                                                                                NET ASSETS        UNREALIZED
                                                              SHARES AT             AT           APPRECIATION
                                                               6/29/98           6/29/98         AT 6/29/98
                                                            ------------      -------------     -------------
   Intermediate Bond Fund .........................              368,365        $52,875,813        $  901,407
   Strategic Bond Fund ............................            4,809,547         89,217,926         3,568,067

   THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND

                                                                                 COMBINED
                                                                  SHARES        NET ASSETS          NAV
                                                                ISSUED IN          AFTER            PER
                                                                EXCHANGE         EXCHANGE          SHARE
                                                            ------------      -------------     -------------
   Short/Intermediate Bond Portfolio ..............            4,027,047        $84,571,146        $13.13
   Intermediate Bond Portfolio ....................            8,921,710         89,217,926         10.00

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees of The Rodney Square Strategic Fixed-Income
Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Rodney Square Strategic Fixed-Income Fund (comprised of the Short/Intermediate Bond, Intermediate Bond and Municipal Bond Portfolios) (the "Fund") as of June 30, 1999, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Rodney Square Strategic Fixed-Income Fund at June 30, 1999, and the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

/S/ERNST & YOUNG L.L.P.

Philadelphia, Pennsylvania
August 3, 1999

THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND
---------------------------------------------
    NOTICE TO SHAREHOLDERS (UNAUDITED)

--------------------------------------------------------------------------------
TAX INFORMATION

Pursuant to Section 852 of the InternalRevenue Code of 1986, as amended, the Municipal Bond Portfolio designates $581,298 as tax-exempt dividends.

In January 2000, shareholders of the Fund will receive Federal income tax information on all distributions paid to their accounts in the calendar year 1999, including any distributions paid between June 30, 1999 and December 31, 1999.

                      [This Page Intentionally Left Blank.]

                      [This Page Intentionally Left Blank.]

                                    TRUSTEES
                                  Eric Brucker
                                 Fred L. Buckner
                               Robert J. Christian
                                John J. Quindlen
                               -------------------

                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                         Eric K. Cheung, VICE PRESIDENT
                    Pat Colletti, VICE PRESIDENT & TREASURER
                           Gary M. Gardner, SECRETARY
                     Mary Jane Maloney, ASSISTANT SECRETARY

                    ----------------------------------------

                               INVESTMENT ADVISER
                                  AND CUSTODIAN
                            Wilmington Trust Company
                               Rodney Square North
                               1100 N. Market St.
                            Wilmington, DE 19890-0001
                            -------------------------

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                              --------------------

                                  LEGAL COUNSEL
                               Pepper Hamilton LLP
                               -------------------

                              INDEPENDENT AUDITORS
                                Ernst & Young LLP
                              --------------------

                                   DISTRIBUTOR
                          Provident Distributors, Inc.
                            Four Falls Corporate Ctr.
                                    6th Floor
                        West Conshohocken, PA 19428-2961
                        --------------------------------

   THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
   INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

RS03 6/99